CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2025
Share capital [Abstract]
Disclosure of objectives, policies and processes for managing capital
The capital management criteria can be illustrated as follows:

As at	March 31 2025	March 31 2024
Equity excluding accumulated other comprehensive income	$1,542,502	$1,619,792
Long-term debt	1,543,678	1,171,972
Lease liabilities	129,393	111,379
Bank indebtedness	27,271	4,060
Cash and cash equivalents	(225,947)	(170,177)
Capital under management	$3,016,897	$2,737,026
Debt-to-equity ratio	1.10:1	0.79:1